Document And Entity Information	Oct. 08, 2024
Document Information [Line Items]
Entity, Registrant Name	Integral Technologies, Inc.
Document, Type	8-K
Document, Period End Date	Oct. 08, 2024
Entity, Incorporation, State or Country Code	NV
Entity, File Number	000-28353
Entity, Tax Identification Number	98-0163519
Entity, Address, Address Line One	3605 Eastside Park Road, Suite 1
Entity, Address, City or Town	Evansville
Entity, Address, State or Province	IL
Entity, Address, Postal Zip Code	47715
City Area Code	812
Local Phone Number	550-1770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001018281